Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CENTAUR MUTUAL FUNDS TRUST
Entity Central Index Key	0001295908
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000234830
Shareholder Report [Line Items]
Trading Symbol	COPLX
Additional Information Phone Number	1-888-484-5766
Additional Information Website	https://www.dcmadvisors.com/fund-reports-holdings
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Copley Fund	$56	1.12%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Copley Fund	23.13%	8.31%	10.79%
S&P 500® Index	31.05%	13.14%	15.26%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-888-484-5766.

The performance results shown in the line chart and average annual total returns for periods prior to December 1, 2022 represents the performance of Copley Fund, Inc. (the "Predecessor Fund"), which converted into the Fund and is attributable to the Fund moving forward. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 111,589,627
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 353,843
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$111,589,627
Number of Portfolio Holdings	34
Advisory Fee	$353,843
Portfolio Turnover	4%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-9.3%
Money Market Funds	2.1%
Consumer Discretionary	3.3%
Consumer Staples	3.8%
Health Care	6.1%
Energy	7.2%
Industrials	7.3%
Technology	20.0%
Communications	24.6%
Financials	34.9%